OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reconciliation (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		$ 33,990
Other comprehensive income (loss) (Note 27)		(1,272)	$ 2,397	$ 642
Balance at end of year		29,553	33,990
Cash flow hedge loss reclassified within twelve months		4
Cash flow hedge loss to be reclassified within twelve months, net of tax		$ 3
Columbia Gas and Columbia Gulf
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Percentage of non-controlling interests		40.00%
Equity interest percentage	40.00%
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		$ 955	(1,434)	(2,439)
Other comprehensive (loss) / income, before reclassifications		(437)	2,344	555
Amounts reclassified from AOCI		58	45	97
Other comprehensive income (loss) (Note 27)		(379)	2,389	652
Acquisition of TC Pipelines, LP and Monetization of Columbia Gas and Columbia Gulf		(527)		353
Balance at end of year		49	955	(1,434)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		441	(1,009)	(1,273)
Other comprehensive (loss) / income, before reclassifications		(231)	1,450	(98)
Amounts reclassified from AOCI		0	0	0
Other comprehensive income (loss) (Note 27)		(231)	1,450	(98)
Acquisition of TC Pipelines, LP and Monetization of Columbia Gas and Columbia Gulf		(527)		362
Balance at end of year		(317)	441	(1,009)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		(109)	(112)	(143)
Other comprehensive (loss) / income, before reclassifications		0	(39)	(11)
Amounts reclassified from AOCI		74	42	55
Other comprehensive income (loss) (Note 27)		74	3	44
Acquisition of TC Pipelines, LP and Monetization of Columbia Gas and Columbia Gulf		0		(13)
Balance at end of year		(35)	(109)	(112)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		(44)	(113)	(285)
Other comprehensive (loss) / income, before reclassifications		(11)	63	158
Amounts reclassified from AOCI		0	6	14
Other comprehensive income (loss) (Note 27)		(11)	69	172
Acquisition of TC Pipelines, LP and Monetization of Columbia Gas and Columbia Gulf		0		0
Balance at end of year		(55)	(44)	(113)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year		667	(200)	(738)
Other comprehensive (loss) / income, before reclassifications		(195)	870	506
Amounts reclassified from AOCI		(16)	(3)	28
Other comprehensive income (loss) (Note 27)		(211)	867	534
Acquisition of TC Pipelines, LP and Monetization of Columbia Gas and Columbia Gulf		0		4
Balance at end of year		456	667	(200)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications		366	(8)	(12)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications		0	0	(1)
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications		$ 0	$ 0	$ 1